Prepayments, Deposits and Other Current Assets (Details)			12 Months Ended
	Oct. 29, 2024 USD ($)	Oct. 29, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Prepayments, Deposits and Other Current Assets [Line Items]
Contract period, description			Prepaid marketing fees are amortized during the contract periods which are within 1 year.
Expected credit losses			$ 62,381	$ 1,342,454
Ownership in Zhongrun [Member]
Prepayments, Deposits and Other Current Assets [Line Items]
Total consideration value	$ 151,285	¥ 1,087,500
Fuzhou Fumao [Member]
Prepayments, Deposits and Other Current Assets [Line Items]
Ownership percentage	75.00%	75.00%